CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 1,055,496	$ 840,305
Available for sale investments	1,729	1,729
Accounts receivable, net of allowance for credit losses	677,247	715,271
Unbilled revenue	415,390	428,684
Other receivables	32,289	35,394
Prepayments and other current assets	71,200	53,477
Income taxes receivable	32,037	28,118
Total current assets	2,285,388	2,102,978
Other Assets:
Property, plant and equipment, net	166,244	174,343
Goodwill	933,387	936,257
Operating right-of-use assets	69,238	84,561
Other non-current assets	22,445	20,773
Non-current income taxes receivable	12,373	17,230
Non-current deferred tax asset	12,282	12,705
Equity method investments	3,751	4,534
Investments in equity-long term	22,286	15,765
Intangible assets	57,070	66,460
Total Assets	3,584,464	3,435,606
Current Liabilities:
Accounts payable	37,818	51,113
Unearned revenue	675,234	660,883
Other liabilities	382,593	399,769
Income taxes payable	9,396	12,178
Total current liabilities	1,105,041	1,123,943
Other Liabilities:
Non-current bank credit lines and loan facilities	350,000	348,477
Non-current operating lease liabilities	47,334	60,801
Non-current other liabilities	26,541	26,366
Non-current government grants	795	838
Non-current income taxes payable	13,262	14,539
Non-current deferred tax liability	13,548	10,406
Commitments and contingencies	0	0
Total Liabilities	1,556,521	1,585,370
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 52,958,063 shares issued and outstanding at June 30, 2021 and 52,788,093 shares issued and outstanding at December 31, 2020	4,592	4,580
Additional paid-in capital	632,069	617,104
Other undenominated capital	1,134	1,134
Accumulated other comprehensive income	(43,734)	(35,477)
Retained earnings	1,433,882	1,262,895
Total Shareholders' Equity	2,027,943	1,850,236
Total Liabilities and Shareholders' Equity	$ 3,584,464	$ 3,435,606
Common Stock, Shares, Issued	52,958,063	52,788,093
Ordinary shares, shares outstanding (in shares)	52,958,063	52,788,093